Loan Receivables, Net	12 Months Ended
Mar. 31, 2025
Loan Receivables, Net [Abstract]
LOAN RECEIVABLES, NET

11. LOAN RECEIVABLES, NET

	As of March 31
	2025	2024
	$’000	$’000

Loan to a third party	-	984
Less: allowance for expected credit losses	-	(410)
Total	-	574

On October 18, 2023, the Company (as the lender) entered into a loan agreement with a Hong Kong company (as the borrower), which is an independent third party of the Company, pursuant to which the Company agreed to provide a 1-year loan of HKD7,500,000 (equivalent to approximately $958,000) to the borrower for its current activities, with a fixed interest of HKD400,000 (equivalent to approximately $52,000) which is due in full upon repayment of the loan on the maturity date of October 17, 2024. As of March 31, 2024, the net carrying amount of the loan receivables was approximately $574,000, which included an interest receivable of approximately $26,000. The loan had been fully repaid and settled in July 2024.

Interest income for the loan receivables for the years ended March 31, 2025, 2024 and 2023 was approximately $26,000, $26,000 and nil, respectively.

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of March 31
	2025	2024
	$’000	$’000
Beginning balance	410	-
Additions	-	410
Reversal	(410)	-
Ending balance	-	410